INVESTMENT SECURITIES - Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) - Obligations of states and political subdivisions - USD ($)	Dec. 31, 2022	Dec. 31, 2021
AFS, Less than 12 months, Fair Value	$ 118,495,346	$ 41,660,651
AFS, Less than 12 months, Unrealized Loss	(9,327,370)	(896,338)
AFS, 12 months or longer, Fair Value	42,313,572	652,921
AFS, 12 months or longer, Unrealized Loss	(25,126,298)	(52,078)
AFS, Total Fair Value	160,808,918	42,313,572
AFS, Total Unrealized Loss	$ (34,453,668)	$ (948,416)